PENSIONS - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PENSIONS
Estimated contribution to the pension plans	$ 4.1
Weighted average of the duration	10 years 8 months 12 days	9 years 6 months	11 years 8 months 12 days